The interactive data file included as an exhibit to this filing relates to the supplements to each of the prospectuses for Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 1, 2015 (Accession No. 0001193125-15-392031), which is incorporated herein by reference.